Financial Risk Review - Schedule of Financial Instruments (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 TZS (Tsh)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 TZS (Tsh)
Disclosure of financial assets [line items]
Trade and other payables	$ 4,058,168				$ 4,815,559
Foreign Currency Risk
Disclosure of financial assets [line items]
Cash in banks		£ 120,746	$ 721,832	Tsh 103,681,250		£ 155,089	$ 1,236,945	Tsh 105,125,420
Prepaid expenses		79,021	103,247			155,533	249,209
Trade and other payables		£ 928,181	636,683			£ 890,213	916,527
Trade receivables			$ 1,039,592				$ 1,308,303